TERM DEPOSIT	12 Months Ended
Oct. 31, 2022
Term Deposit
TERM DEPOSIT

4. TERM DEPOSIT

The Company holds a non-redeemable CAD$25,000 ($18,316) term deposit which accrues interest at 4.56% per annum and matures on August 9, 2023. During the year ended October 31, 2022, interest income of $190 (9 months ended October 31, 2021 - $Nil) has been accrued.